UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:   September 30, 2007
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                                                  hours per response... 19.4


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8505

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:    December 31
                        ---------------

Date of reporting period:   June 30, 2006
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (01-05)

Item 1. Baron Capital Funds Trust Fund Semi-Annual Report for the period ended June 30, 2006.

[Registered Castle Logo]
    B  A  R  O  N
    C A P I T A L
    F  U  N  D  S

FUND EXPENSES.................................................................2

STATEMENT OF NET
 ASSETS.......................................................................3

STATEMENT OF ASSETS &
 LIABILITIES..................................................................6

STATEMENT OF OPERATIONS.......................................................6

STATEMENT OF CHANGES
 IN NET ASSETS................................................................7

NOTES TO FINANCIAL STATEMENTS.................................................8



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2006

DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Capital Asset Fund for the six months ended June 30, 2006. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron

Ronald Baron
CEO and Chief Investment Officer
August 10, 2006


/s/ Peggy Wong

Peggy Wong
Treasurer and CFO
August 10, 2006

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com or by calling 1-800-99-BARON, and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com, and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1 800-992-2766. A schedule of Portfolio Holdings current to the most recent quarter is also available at www.BaronFunds.com.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's
Portfolio Holdings reported herein are current at June 30, 2006, but its composition is subject to change.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. There may be additional charges imposed by the variable annuity and life contracts through which the Insurance Shares are sold. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2006*

                                                                   BEGINNING         ENDING        ANNUALIZED     EXPENSES
                                                ACTUAL TOTAL     ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE     PAID DURING
                                                  RETURN        JANUARY 1, 2006   JUNE 30, 2006      RATIOS     THE PERIOD#
                                                ------------    ---------------   -------------    ----------   -----------

BARON CAPITAL ASSET FUND -- INSURANCE SHARES       7.37%          $1,000.00        $1,073.68         1.30%        $6.68
BARON CAPITAL ASSET FUND -- RETIREMENT SHARES@     1.94%           1,000.00         1,019.43         1.25%         5.71

---------------
*    Assumes all  reinvestment of dividends and capital gain  distributions,  if any.
# Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the of number days in the most recent fiscal half-year, then divided by 365.
@    For the period January 1, 2006 to June 14, 2006.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2006

                                                HYPOTHETICAL       BEGINNING          ENDING       ANNUALIZED     EXPENSES
                                                 ANNUALIZED      ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE     PAID DURING
                                                TOTAL RETURN    JANUARY 1, 2006   JUNE 30, 2006      RATIOS     THE PERIOD#
                                                ------------    ---------------   -------------    ----------   -----------

BARON CAPITAL ASSET FUND -- INSURANCE SHARES        5.00%          $1,000.00        $1,018.35         1.30%        $6.51
BARON CAPITAL ASSET FUND -- RETIREMENT SHARES@      5.00%           1,000.00         1,016.95         1.25%         5.70

---------------
# Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
@    For the period January 1, 2006 to June 14, 2006.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF JUNE 30, 2006 (UNAUDITED)

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (97.32%)

            APPAREL (3.84%)
 300,000    Carter's, Inc.*                      $ 4,230,330    $ 7,929,000
  70,000    Polo Ralph Lauren Corp., Cl A          1,100,499      3,843,000
                                                 -----------    -----------
                                                   5,330,829     11,772,000
            BUSINESS SERVICES (3.76%)
 145,000    ChoicePoint, Inc.*                     2,746,995      6,056,650
  70,000    CoPart, Inc.*                          1,643,963      1,719,200
  80,000    Gevity HR, Inc.                        1,424,546      2,124,000
  59,900    Macquarie Infrastructure Company
             Trust                                 1,883,065      1,652,641
                                                 -----------    -----------
                                                   7,698,569     11,552,491
            CHEMICAL (1.75%)
  70,000    Senomyx, Inc.*                           706,024      1,010,100
 180,000    Symyx Technologies, Inc.*              3,163,355      4,347,000
                                                 -----------    -----------
                                                   3,869,379      5,357,100
            COMMUNICATIONS (1.07%)
  60,000    Equinix, Inc.*                         1,765,941      3,291,600

            CONSULTING (0.42%)
  25,000    Hewitt Associates, Inc.*                 577,348        562,000
  40,000    LECG Corp.*                              870,746        738,800
                                                 -----------    -----------
                                                   1,448,094      1,300,800

            DISTRIBUTION (1.25%)
  60,000    Beacon Roofing Supply, Inc.*           1,491,530      1,320,600
  30,000    Pool Corp. (formerly known as
             SCP Pool Corp.)                       1,200,328      1,308,900
  20,000    Watsco, Inc.                           1,334,684      1,196,400
                                                 -----------    -----------
                                                   4,026,542      3,825,900
            EDUCATION (4.07%)
 300,000    DeVry, Inc.*                           5,009,441      6,591,000
  38,000    Strayer Education, Inc.                3,489,193      3,690,560
 100,000    Universal Technical Institute,
            Inc.*                                  3,039,862      2,202,000
                                                 -----------    -----------
                                                  11,538,496     12,483,560
            ENERGY SERVICES (8.37%)
  50,000    Carbo Ceramics, Inc.                   3,094,277      2,456,500
  35,000    Core Laboratories N.V.*                1,615,503      2,136,400
 240,000    Encore Acquisition Co.*                3,991,417      6,439,200
 125,000    FMC Technologies, Inc.*                2,716,987      8,432,500
  50,000    SEACOR Holdings, Inc.*                 2,199,397      4,105,000
  50,000    Whiting Petroleum Corp.*               1,612,573      2,093,500
                                                 -----------    -----------
                                                  15,230,154     25,663,100
            FINANCIAL SERVICES --
            ASSET MANAGEMENT (1.87%)
 125,000    Cohen & Steers, Inc.                   1,937,946      2,950,000
  70,000    Eaton Vance Corp.                      1,195,374      1,747,200
  28,000    GAMCO Investors, Inc., Cl A              749,601      1,029,280
                                                 -----------    -----------
                                                   3,882,921      5,726,480
            FINANCIAL SERVICES --
            BANKING (4.28%)
  35,000    Cathay General Bancorp                 1,257,088      1,273,300
  80,000    Center Financial Corp.                 1,793,884      1,891,200
 160,000    First Republic Bank                    5,243,802      7,328,000
 160,000    UCBH Holdings, Inc.                    3,287,935      2,646,400
                                                 -----------    -----------
                                                  11,582,709     13,138,900
            FINANCIAL SERVICES --
            BROKERAGE & EXCHANGES (2.60%)
 250,000    Jefferies Group, Inc.                  2,912,093      7,407,500
  30,000    Thomas Weisel Partners Group,
            Inc.*                                    660,013        570,300
                                                 -----------    -----------
                                                   3,572,106      7,977,800
            FINANCIAL SERVICES --
            INSURANCE (2.11%)
  80,000    Arch Capital Group, Ltd.*              2,116,211      4,756,800
  60,000    Axis Capital Holdings, Ltd.            1,539,564      1,716,600
                                                 -----------    -----------
                                                   3,655,775      6,473,400

  Shares                                              Cost         Value
---------------------------------------------------------------------------
            FINANCIAL SERVICES --
            MISCELLANEOUS (3.59%)
  65,000    CheckFree Corp.*                      $ 1,431,945   $ 3,221,400
  60,000    National Financial Partners Corp.       3,299,437     2,658,600
  90,000    The First Marblehead Corp.              2,628,845     5,124,600
                                                   ----------    ----------
                                                    7,360,227    11,004,600
            GAMING SERVICES (1.39%)
 130,000    Shuffle Master, Inc.*                   3,584,807     4,261,400

            HEALTHCARE FACILITIES (5.14%)
 140,000    Community Health Systems, Inc.*         3,499,920     5,145,000
 130,000    Manor Care, Inc.                        1,533,227     6,099,600
 150,000    United Surgical Partners Intl.,
            Inc.*                                   2,073,386     4,510,500
                                                   ----------    ----------
                                                    7,106,533    15,755,100
            HEALTHCARE PRODUCTS (2.45%)
 120,000    DepoMed, Inc.*                            697,642       704,400
 150,000    Edwards Lifesciences Corp.*             4,600,769     6,814,500
                                                   ----------    ----------
                                                    5,298,411     7,518,900
            HEALTHCARE SERVICES (3.02%)
  85,000    Charles River Laboratories Intl.,
            Inc.*                                   2,504,752     3,128,000
  50,000    Gen-Probe, Inc.*                        2,280,377     2,699,000
 120,000    Odyssey HealthCare, Inc.*               1,722,155     2,108,400
  60,000    PRA International*                      1,440,293     1,336,200
                                                   ----------    ----------
                                                    7,947,577     9,271,600
            HEALTHCARE SERVICES --
            INSURANCE (4.68%)
 230,000    AMERIGROUP Corp.*                       4,959,209     7,139,200
 150,000    Centene Corp.*                          1,328,642     3,529,500
  75,000    WellCare Health Plans, Inc.*            3,298,694     3,678,750
                                                   ----------    ----------
                                                    9,586,545    14,347,450
            HOTELS AND LODGING (2.49%)
  50,000    Choice Hotels Intl., Inc.                 315,810     3,030,000
  75,000    Four Seasons Hotels, Inc.               2,350,235     4,608,000
                                                   ----------    ----------
                                                    2,666,045     7,638,000
            REAL ESTATE (3.75%)
 270,000    CB Richard Ellis Group, Inc.,
            Cl A*                                   1,710,068     6,723,000
  80,000    CoStar Group, Inc.*                     3,342,729     4,786,400
                                                   ----------    ----------
                                                    5,052,797    11,509,400
            REAL ESTATE --
            HOME BUILDING (0.15%)
  15,000    Hovnanian Enterprises, Inc., Cl A*        608,559       451,200

            REAL ESTATE -- REITS (1.16%)
   5,000    Alexander's, Inc.*                        360,140     1,358,800
 195,000    Spirit Finance Corp.                    2,219,541     2,195,700
                                                   ----------    ----------
                                                    2,579,681     3,554,500
            RECREATION AND RESORTS (13.30%)
 180,000    Ameristar Casinos, Inc.                 3,158,331     3,501,000
  50,000    Gaylord Entertainment Co.*              1,438,737     2,182,000
 140,000    Isle of Capri Casinos, Inc.*            2,852,849     3,591,000
 150,000    Kerzner Intl., Ltd.*                    3,080,175    11,892,000
  26,600    Six Flags, Inc.*                          197,707       149,492
 150,000    Vail Resorts, Inc.*                     2,560,573     5,565,000
 190,000    Wynn Resorts, Ltd.*                     2,468,956    13,927,000
                                                   ----------    ----------
                                                   15,757,328    40,807,492
            RESTAURANTS (6.09%)
 125,000    California Pizza Kitchen, Inc.*         3,398,992     3,435,000
  60,000    Panera Bread Co., Cl A*                 2,120,751     4,034,400
  60,000    Peet's Coffee & Tea, Inc.*              1,856,730     1,811,400
  85,000    P.F. Chang's China Bistro, Inc.*        4,062,638     3,231,700
  50,000    Red Robin Gourmet Burgers, Inc.*        2,492,191     2,128,000
 150,000    The Cheesecake Factory, Inc.*           3,318,292     4,042,500
                                                   ----------    ----------
                                                   17,249,594    18,683,000


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF JUNE 30, 2006 (UNAUDITED)

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

            RETAIL -- SPECIALTY STORES (8.49%)
 125,000    Blue Nile, Inc.*                     $ 3,935,480    $ 4,020,000
 160,000    CarMax, Inc.*                          3,439,405      5,673,600
 120,000    Dick's Sporting Goods, Inc.*           4,163,832      4,752,000
  61,000    PETCO Animal Supplies, Inc.*           1,130,994      1,246,230
 195,000    Select Comfort Corp.*                  2,936,402      4,479,150
  60,000    Tractor Supply Co.*                    2,480,612      3,316,200
 120,000    United Auto Group, Inc.                2,383,984      2,562,000
                                                 -----------    -----------
                                                  20,470,709     26,049,180
            SOFTWARE (0.71%)
  60,000    Kronos, Inc.*                          1,157,347      2,172,600

            TRANSPORTATION (3.83%)
 187,500    Genesee & Wyoming, Inc., Cl A*         2,983,886      6,650,625
  60,000    Landstar System, Inc.                  1,452,668      2,833,800
  90,000    UTI Worldwide, Inc.                    2,090,278      2,270,700
                                                 -----------    -----------
                                                   6,526,832     11,755,125
            UTILITY SERVICES (1.69%)
  60,000    ITC Holdings Corp.                     1,619,448      1,594,800
 132,300    Southern Union Co.                     1,678,941      3,580,038
                                                 -----------    -----------
                                                   3,298,389      5,174,838
                                                 -----------    -----------
TOTAL COMMON STOCKS                              189,852,896    298,517,516
                                                 -----------    -----------


    Principal
       Amount
 ---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (2.45%)

  $ 7,499,999   Chesham Finance Ltd. 5.29%
                 due 07/03/2006                     7,499,999      7,499,999
                                                  -----------    -----------
TOTAL INVESTMENTS (99.77%)                       $197,352,895    306,017,515
                                                 ============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.23%)                                            716,634
                                                                 -----------
NET ASSETS -- INSURANCE SHARES (EQUIVALENT TO
$30.02 PER SHARE BASED ON 10,216,272 SHARES
OUTSTANDING)
                                                                $306,734,149
                                                                ============

---------------
%    Represents percentage of net assets
*    Non-income producing securities


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND (UNAUDITED)
--------------------------------------------------------------------------------


TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS)
AS OF JUNE 30, 2006


--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                         4.5%
Kerzner Intl., Ltd.                                                        3.9%
FMC Technologies, Inc.                                                     2.8%
Carter's, Inc.                                                             2.6%
Jefferies Group, Inc.                                                      2.4%
First Republic Bank                                                        2.4%
AMERIGROUP Corp.                                                           2.3%
Edwards Lifesciences Corp.                                                 2.2%
CB Richard Ellis Group, Inc., Cl A                                         2.2%
Genesee & Wyoming, Inc., Cl A                                              2.2%
                                                                          -----
                                                                          27.5%
                                                                          =====



                            TOP TEN INDUSTRY GROUPS
                              AS OF JUNE 30, 2006
                        (AS A PERCENTAGE OF NET ASSETS)

                                  [Pie Chart]

                      Cash and Cash Equivalents            2.7%
                      Recreation & Resorts                13.3%
                      Retail-Speciality Stores             8.5%
                      Energy Services                      8.4%
                      Restaurants                          6.1%
                      Healthcare Facilities                5.1%
                      Healthcare Services-Insurance        4.7%
                      Financial Services-Banking           4.3%
                      Education                            4.1%
                      Apparel                              3.8%
                      Transportation                       3.8%
                      Other                               35.2%

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

      ASSETS:
        Investments in securities, at value (Cost $197,352,895)........   $306,017,515
        Cash...........................................................         62,695
        Dividends and interest receivable..............................         61,289
        Receivable for securities sold.................................        520,481
        Receivable for shares sold.....................................        162,585
        Prepaid expenses...............................................          3,344
        Due from adviser (see Note 4)..................................          5,383
                                                                          ------------
                                                                           306,833,292
                                                                          ------------
      LIABILITIES:
        Payable for shares redeemed....................................         22,155
        Accrued expenses and other payables............................         76,988
                                                                          ------------
                                                                                99,143
                                                                          ------------
      NET ASSETS ......................................................   $306,734,149
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $183,764,569
        Accumulated net investment loss................................     (1,363,227)
        Accumulated net realized gain..................................     15,668,187
        Net unrealized appreciation on investments.....................    108,664,620
                                                                          ------------
      NET ASSETS ......................................................   $306,734,149
                                                                          ============
      SHARES OUTSTANDING -- INSURANCE SHARES ($0.01 PAR VALUE;
        INDEFINITE SHARES AUTHORIZED)..................................     10,216,272
                                                                          ============
      NET ASSET VALUE PER SHARE -- INSURANCE SHARES  ..................   $      30.02
                                                                          ============


STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $    78,780
         Dividends .....................................................       564,041
                                                                           -----------
         Total income ..................................................       642,821
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     1,529,411
         Distribution fees -- Insurance Shares .........................       376,186
         Shareholder servicing agent fees -- Insurance Shares ..........        12,545
         Shareholder servicing agent fees -- Retirement Shares .........         4,745
         Reports to shareholders -- Insurance Shares ...................        24,700
         Reports to shareholders -- Retirement Shares ..................         1,442
         Custodian fees ................................................         9,622
         Registration and filing fees -- Insurance Shares ..............         8,105
         Registration and filing fees -- Retirement Shares .............         4,571
         Professional fees .............................................        23,223
         Trustee fees ..................................................        13,344
         Miscellaneous .................................................         3,537
                                                                           -----------
         Total expenses ................................................     2,011,431
         Less: expense reimbursement by investment adviser (see Note 4)         (5,383)
                                                                           -----------
         Net expenses ..................................................     2,006,048
                                                                           -----------
         Net investment loss ...........................................    (1,363,227)
                                                                           -----------
        REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on investments sold .........................    19,242,468
         Change in net unrealized appreciation of investments ..........     3,214,423
                                                                           -----------
         Net gain on investments .......................................    22,456,891
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $21,093,664
                                                                           ===========

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SIX MONTHS       FOR THE YEAR
                                                      ENDED              ENDED
                                                  JUNE 30, 2006    DECEMBER 31, 2005
                                                  -------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss .....................    $ (1,363,227)     $ (3,115,242)
      Net realized gain on investments sold ...      19,242,468         8,713,496
      Change in net unrealized appreciation on
        investments ...........................       3,214,423         3,922,968
                                                   ------------      ------------
      Increase in net assets resulting from
        operations ............................      21,093,664         9,521,222
                                                   ------------      ------------
    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares ........      21,251,444        49,129,311
      Cost of shares redeemed .................     (27,935,745)      (62,675,975)
     RETIREMENT SHARES:
      Proceeds from the sale of shares ........               0                 0
      Cost of shares redeemed .................      (5,146,475)                0
                                                   ------------      ------------
      Decrease in net assets derived from
        capital share transactions ............     (11,830,776)      (13,546,664)
                                                   ------------      ------------
      Net increase (decrease) in net assets ...       9,262,888        (4,025,442)
                                                   ------------      ------------
    NET ASSETS:
      Beginning of period .....................     297,471,261       301,496,703
                                                   ------------      ------------
      End of period ...........................    $306,734,149      $297,471,261
                                                   ============      ============
    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold .............................         707,678         1,814,745
      Shares redeemed .........................        (949,767)       (2,320,509)
                                                   ------------      ------------
      Net decrease in Insurance Shares
        outstanding ...........................        (242,089)         (505,764)
                                                   ============      ============
     RETIREMENT SHARES:
      Shares sold .............................               0                 0
      Shares redeemed .........................        (178,326)                0
                                                   ------------      ------------
      Net decrease in Retirement Shares
        outstanding ...........................        (178,326)                0
                                                   ============      ============




                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION.

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund".) Prior to June 15, 2006, there were two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares were offered to certain qualified retirement plans. The Retirement Shares class was liquidated on June 14, 2006. At June 30, 2006, 81.6% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES.

For the six months ended June 30, 2006, purchases and sales of securities, other
than   short-term   securities,    aggregated   $25,907,872   and   $45,955,382,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% of the average net assets for the Retirement Shares and for the Insurance Shares, 1.50% for the first $250 million of average net assets; 1.35% for the next $250 million of average net assets and 1.25% for average net assets over $500 million.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2006, the components of net assets on a tax basis were as follows:


Cost of investments .............................................   $198,078,392
                                                                    ============
Gross tax unrealized appreciation ...............................    113,942,662
Gross tax unrealized depreciation ...............................     (6,003,539)
                                                                    ------------
Net tax unrealized appreciation .................................   $107,939,123
                                                                    ============


At December 31, 2005, the Fund had capital loss carryforwards of $2,848,788 expiring in 2011.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:
--------------------------------------------------------------------------------

INSURANCE SHARES:

                                                       SIX MONTHS
                                                          ENDED                     YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2006      2005          2004         2003          2002
                                                      -------------   ----------    ----------   ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $    27.96     $    27.05    $    21.53   $    16.56    $    19.30
                                                       ----------     ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)......................          (0.13)         (0.29)        (0.20)       (0.22)        (0.19)
Net realized and unrealized gains (losses) on
  investments.....................................           2.19           1.20          5.72         5.19         (2.55)
                                                       ----------     ----------    ----------   ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS..................           2.06           0.91          5.52         4.97         (2.74)
                                                       ----------     ----------    ----------   ----------    ----------
LESS DISTRIBUTIONS
Dividends from net investment income..............           0.00           0.00          0.00         0.00          0.00
Distributions from net realized gains.............           0.00           0.00          0.00         0.00          0.00
                                                       ----------     ----------    ----------   ----------    ----------
TOTAL DISTRIBUTIONS...............................           0.00           0.00          0.00         0.00          0.00
                                                       ----------     ----------    ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD....................     $    30.02     $    27.96    $    27.05   $    21.53    $    16.56
                                                       ==========     ==========    ==========   ==========    ==========
TOTAL RETURN......................................            7.4%+          3.4%         25.6%        30.0%        (14.2%)
                                                       ----------     ----------    ----------   ----------    ----------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period..........     $306,734.1     $292,423.7    $296,617.1   $176,208.0    $125,835.9
Ratio of total expenses to average net assets.....           1.30%**        1.34%         1.36%        1.44%         1.42%
Less: Expense reimbursement by investment adviser.           0.00%**        0.00%         0.00%        0.00%         0.00%
                                                       ----------     ----------    ----------   ----------    ----------
Ratio of net expenses to average net assets.......           1.30%**        1.34%         1.36%        1.44%         1.42%
                                                       ==========     ==========    ==========   ==========    ==========
Ratio of net investment income (loss) to average
  net assets......................................          (0.88%)**      (1.01%)       (0.96%)      (1.28%)       (1.05%)
Portfolio turnover rate...........................           8.45%+        18.51%        29.74%       28.08%        33.01%

                                                                YEAR ENDED DECEMBER 31,
                                                         2001         2000        1999       1998*
                                                      ----------   ---------    ---------   ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $    17.26   $   17.77    $   13.25   $10.00
                                                      ----------   ---------    ---------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)......................         (0.18)      (0.16)       (0.06)    0.02
Net realized and unrealized gains (losses) on
  investments.....................................          2.31       (0.31)        4.78     3.23
                                                      ----------   ---------    ---------   ------
TOTAL FROM INVESTMENT OPERATIONS..................          2.13       (0.47)        4.72     3.25
                                                      ----------   ---------    ---------   ------
LESS DISTRIBUTIONS
Dividends from net investment income..............          0.00        0.00        (0.01)    0.00
Distributions from net realized gains.............         (0.09)      (0.04)       (0.19)    0.00
                                                      ----------   ---------    ---------   ------
TOTAL DISTRIBUTIONS...............................         (0.09)      (0.04)       (0.20)    0.00
                                                      ----------   ---------    ---------   ------
NET ASSET VALUE, END OF PERIOD....................    $    19.30   $   17.26    $   17.77   $13.25
                                                      ==========   =========    =========   ======
TOTAL RETURN......................................          12.3%#      (2.7%)#      35.8%#   32.5%+#
                                                      ----------   ---------    ---------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period..........    $112,983.3   $60,412.2    $31,238.7   $806.3
Ratio of total expenses to average net assets.....          1.59%       1.66%        1.88%    7.62%**
Less: Expense reimbursement by investment adviser.         (0.09%)     (0.16%)      (0.38%)  (6.17%)**
                                                      ----------   ---------    ---------   ------
Ratio of net expenses to average net assets.......          1.50%       1.50%        1.50%    1.45%**
                                                      ==========   =========    =========   ======
Ratio of net investment income (loss) to average
  net assets......................................         (1.18%)     (1.02%)      (0.78%)   0.99%**
Portfolio turnover rate...........................         31.85%      39.38%       37.18%   37.11%+

RETIREMENT SHARES:

                                                       FOR THE PERIOD
                                                      DECEMBER 31, 2005
                                                             TO                           YEAR ENDED DECEMBER 31,
                                                        JUNE 14, 2006       2005        2004       2003        2002       2001
                                                      -----------------   --------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............         $28.31         $  27.36    $  21.76   $  16.70    $  19.43   $  17.34
                                                           ------         --------    --------   --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)......................          (0.12)           (0.25)      (0.20)     (0.19)      (0.17)     (0.16)
Net realized and unrealized gains (losses) on
  investments.....................................           0.67             1.20        5.80       5.25       (2.56)      2.34
                                                           ------         --------    --------   --------    --------   --------
TOTAL FROM INVESTMENT OPERATIONS..................           0.55             0.95        5.60       5.06       (2.73)      2.18
                                                           ------         --------    --------   --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income..............           0.00             0.00        0.00       0.00        0.00       0.00
Distributions from net realized gains.............           0.00             0.00        0.00       0.00        0.00      (0.09)
                                                           ------         --------    --------   --------    --------   --------
TOTAL DISTRIBUTIONS...............................           0.00             0.00        0.00       0.00        0.00      (0.09)
                                                           ------         --------    --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD....................         $28.86         $  28.31    $  27.36   $  21.76    $  16.70   $  19.43
                                                           ======         ========    ========   ========    ========   ========
TOTAL RETURN#.....................................            1.9%+            3.5%       25.7%      30.3%      (14.1%)     12.6%
                                                           ------         --------    --------   --------    --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period..........         $  0.0         $5,047.6    $4,879.6   $3,880.7    $2,564.7   $3,943.6
Ratio of total expenses to average net assets.....           1.47%**          1.54%       1.56%      1.97%       2.06%      2.16%
Less: Expense reimbursement by investment adviser.          (0.22%)**        (0.29%)     (0.31%)    (0.72%)     (0.81%)    (0.91%)
                                                           ------         --------    --------   --------    --------   --------
Ratio of net expenses to average net assets.......           1.25%**          1.25%       1.25%      1.25%       1.25%      1.25%
                                                           ======         ========    ========   ========    ========   ========
Ratio of net investment income (loss) to average
  net assets......................................          (0.84%)**        (0.93%)     (0.85%)    (1.08%)     (0.86%)    (0.89%)
Portfolio turnover rate...........................           8.45%+          18.51%      29.74%     28.08%      33.01%     31.85%

RETIREMENT SHARES:

                                                          YEAR ENDED DECEMBER 31,
                                                        2000       1999       1998@
                                                      --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  17.81   $  13.26    $  12.06
                                                      --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)......................       (0.14)     (0.04)       0.02
Net realized and unrealized gains (losses) on
  investments.....................................       (0.29)      4.79        1.18
                                                      --------   --------    --------
TOTAL FROM INVESTMENT OPERATIONS..................       (0.43)      4.75        1.20
                                                      --------   --------    --------
LESS DISTRIBUTIONS
Dividends from net investment income..............        0.00      (0.01)       0.00
Distributions from net realized gains.............       (0.04)     (0.19)       0.00
                                                      --------   --------    --------
TOTAL DISTRIBUTIONS...............................       (0.04)     (0.20)       0.00
                                                      --------   --------    --------
NET ASSET VALUE, END OF PERIOD....................    $  17.34   $  17.81    $  13.26
                                                      ========   ========    ========
TOTAL RETURN#.....................................        (2.4%)     36.0%       10.0%+
                                                      --------   --------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period..........    $3,502.5   $3,590.0    $2,638.5
Ratio of total expenses to average net assets.....        1.76%      1.62%       7.38%**
Less: Expense reimbursement by investment adviser.       (0.51%)    (0.38%)     (6.17%)**
                                                      --------   --------    --------
Ratio of net expenses to average net assets.......        1.25%      1.24%       1.21%**
                                                      ========   ========    ========
Ratio of net investment income (loss) to average
  net assets......................................       (0.77%)    (0.28%)      1.34%**
Portfolio turnover rate...........................       39.38%     37.18%      37.11%+

--------------------------------------------------------------------------------
* For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@ For the period November 25, 1998 (commencement of operations) to December 31, 1998.
**   Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+    Not annualized.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACTS FOR EACH OF THE SERIES BY THE BOARD OF TRUSTEES

The Board of Trustees (the "Board") of Baron Capital Funds Trust (the "Trust") met on May 23, 2006, to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for the Baron Capital Asset Fund series of the trust (the "Fund"). The members of the Board who are not affiliated with the Fund's Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contract for the Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreement for the Fund for an additional one year period.

In considering the advisory agreement and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser and the long-term approach to portfolio management. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, including the Fund's custodian and transfer agent, the ability to monitor adherence to risk profiles, investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and that the Fund was likely to continue to benefit from those services provided under the contracts with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board's analysis of the investment performance of the Fund took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Fund was compared to performance of similar funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Fund and of similar funds, and a comparison of annualized total return over one, three, and five year periods, against expense group and performance universe averages. The Board considered the performance of the Fund as measured against its peers and against other Funds managed by the Adviser. After considering all the information, the Board concluded that the Fund and its shareholders were benefitting from the Adviser's investment management of the Fund, although noted that past performance is no guarantee of future results.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Fund against the same fees and expenses of other funds of similar size, character and investment strategies. Although the total expense ratios for the Fund were not the lowest, they were not the highest either. The Board noted that total expense ratios for the Fund had continued to decrease since the inception of the Fund.

The Board considered the Adviser's management fees for other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for those sub-advised accounts are lower than the fees for the Fund, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Fund. The Board considered benefits that enured to affiliates. The Board also considered the financial condition of the Adviser and its affiliates.

The Board concluded that the management fee, as well as the total expenses paid by the Fund to the Adviser and its affiliates, were reasonable in light of the services provided and the performance of the Fund achieved by the Adviser over various time periods, and that the other expenses of the Fund were also reasonable.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Fund does not have breakpoint fees. The Board considered that the small and mid cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the assets size increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that each Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Fund's investment advisory agreement was in the best interests of the Fund and its shareholders.

[Registered Castle Logo]
   B  A  R  O  N
   C A P I T A L
   F  U  N  D  S

 767 Fifth Avenue
   NY, NY 10153


                                                                          SAR06

Item 2. Code of Ethics.

          Not applicable at this time. This item is appliacble to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is appliacble to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is appliacble to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is appliacble to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE>

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           CEO and Chief Investment Officer

                                 Date:  August 29, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           CEO and Chief Investment Officer

                                 Date:  August 29, 2006



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: August 29, 2006


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.